Financial Information of Parent Company Balance Sheets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 82,552,314	$ 90,975,155	$ 111,180,139	$ 91,667,392
Total current assets	116,608,532	159,509,310
Total assets	175,353,713	207,396,564
Current liabilities:
Total current liabilities	29,720,551	26,762,344
Long-term debt	8,502,198
Total liabilities	39,081,560	27,595,386
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,617,509 and 94,937,174 shares issued and 89,989,676 and 82,449,791 shares outstanding as of December 31, 2012 and 2013, respectively)	949,372	946,175
Additional paid-in capital	161,499,810	161,056,595
Accumulated deficits	(41,861,680)	(1,965,802)
Accumulated other comprehensive income	35,284,912	30,720,703
Treasury stock, at cost (4,627,833 and 12,487,383 shares as of December 31, 2012 and 2013, respectively)	(20,109,451)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	135,762,963	179,293,725
Total liabilities and equity	175,353,713	207,396,564
Parent Company
Current assets:
Cash and cash equivalents	2,708,804	3,603,676	4,116,849	3,215,618
Other current assets	69,153	88,413
Amounts due from subsidiaries	8,909,203	8,909,203
Total current assets	11,687,160	12,601,292
Investments in subsidiaries	111,453,643	145,539,851
Total assets	123,140,803	158,141,143
Current liabilities:
Other current liabilities	254,980	226,756
Total current liabilities	254,980	226,756
Long-term debt	8,502,198
Total liabilities	8,757,178	226,756
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,617,509 and 94,937,174 shares issued and 89,989,676 and 82,449,791 shares outstanding as of December 31, 2012 and 2013, respectively)	949,372	946,175
Additional paid-in capital	158,962,286	158,519,071
Accumulated deficits	(60,703,494)	(20,807,616)
Accumulated other comprehensive income	35,284,912	30,720,703
Treasury stock, at cost (4,627,833 and 12,487,383 shares as of December 31, 2012 and 2013, respectively)	(20,109,451)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	114,383,625	157,914,387	175,016,169	161,043,090
Total liabilities and equity	$ 123,140,803	$ 158,141,143